ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ 3,382,912
Current year other comprehensive (loss) income	(33,541)	$ (816)	$ (9,750)
Transactions with non-controlling interests	(8,000)	(20,736)
Ending Balance	7,398,697	3,382,912
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	4,681	5,449	15,199
Transactions with non-controlling interests	341	48
Ending Balance	(28,519)	4,681	5,449
Unrealized Fair Value Gain (Loss) on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	981	5,400	18,269
Current year other comprehensive (loss) income	(1,278)	(4,419)	(12,869)
Transactions with non-controlling interests	0	0
Ending Balance	(297)	981	5,400
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	3,700	49	(3,070)
Current year other comprehensive (loss) income	(32,263)	3,603	3,119
Transactions with non-controlling interests	341	48
Ending Balance	$ (28,222)	$ 3,700	$ 49